Debentures	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
DEBENTURES
NOTE 15:-	DEBENTURES

The Group’s liabilities under debentures are attributable to debentures issued by Formula in September 2015, as well as debentures issued by Sapiens in September 2017. Composition of the Groups’ debentures is as follows:

Formula’s debentures:

		Effective interest		December 31,
		rate	Currency	2016	2017
Short-term	Series A Secured Debentures(1)	3.07%	NIS	$3,274	$4,044

Long-term	Series A Secured Debentures	3.07%	NIS	23,077	21,914
	Series B Convertible Debentures(1)	3.65%	NIS/USD	32,364	33,544
				$55,441	$55,458

Sapiens’ debentures:

		Effective interest		December 31,
		rate	Currency	2016	2017
Short-term	Series B Debentures(1)	3.69%	NIS/USD	$-	$782

Long-term	Series B Debentures	3.69%	NIS/USD	$-	$78,281

(1)	Including accrued interest.

Following is the change in the carrying amount of the Group’s Debentures during 2015, 2016 and 2017:

Carrying amount as of January 1, 2015	$-
Issuance of Formula’s Series A and Series B Debentures, net of discount and issuance costs	58,394
Classification of conversion component to equity	(1,248)
Accrued interest	476
Discount and issuance costs amortization	77
Foreign currency translation adjustments	(358)
Carrying amount as of January 1, 2016	$57,341
Accrued interest	1,653
Discount and issuance costs amortization	296
Interest payments	(964)
Foreign currency translation adjustments	389
Carrying amount as of January 1, 2017	$58,715
Issuance of Sapiens’ Series B Debentures, net of discount and issuance costs	78,229
Accrued interest	2,441
Discount and issuance costs amortization	391
Interest payments	(408)
Redemption	(3,656)
Foreign currency translation adjustments	2,853
Balance as of December 31, 2017	$38,565

As of December 31, 2017, the aggregate principal annual payments of the debentures are as follows:

Repayment amount
2018	3,687
2019	45,458
2020	13,585
2021	13,585
2022 and thereafter	60,551
Total	136,866

Formula’s Series A Secured Debentures and Series B Convertible Debentures

On September 16, 2015, Formula concluded a public offering in Israel on the Tel-Aviv Stock Exchange (the “TASE”) of (i) NIS 102.3 million par value of Series A Secured Debentures (the “Formula’s Series A Secured Debentures”) and of (ii) NIS 125 million par value of Series B Convertible Debentures that are linked to the US Dollar based on the exchange rate on September 8, 2015 of 3.922 (the “Formula’s Series B Convertible Debentures”). Formula’s Debentures were offered and sold pursuant to a shelf prospectus filed with the Israeli Securities Authority (the “ISA”) and TASE on August 6, 2015, amended thereafter on September 3, 2015 and which term was extended in July 2017 until August 6, 2018. The public offering of the Debentures was made only in Israel and not to U.S. persons (as defined in Rule 902(k) under the Securities Act of 1933, as amended (the “Securities Act”)), in an overseas directed offering (as defined in Rule 903(b)(i)(ii) under the Securities Act), and was exempt from registration under the Securities Act pursuant to the exemption provided by Regulation S thereunder. The sale of the debentures was not registered under the Securities Act, and the debentures may not be offered or sold in the United States and/or to U.S. persons without registration under the Securities Act or an applicable exemption from the registration requirements of the Securities Act.

(i)	Formula’s Series A Secured Debentures (NIS102.3 million par value)

The Series A Secured Debentures were issued at a purchase price equal to 100% of their par value and bear fixed annual interest at a rate of 2.8% (which may vary based on the credit rating of the debentures), payable semi-annually. The proceeds of the offering, before early commitment commission valued at $129 with respect to the units for which the qualified investors have committed to subscribe, and issuance costs of $190, amounted to NIS 102,260 (approximately $26,295). The principal of the Series A Secured Debentures, are nominated in NIS (not linked to any currency or index) and will be paid to holders in eight equal annual installments commencing on July 2, 2017. Formula may redeem the Series A Secured Debentures or any part thereof at its discretion after 60 days from their issuance date subject to certain conditions. In accordance with the terms of the indenture related to Series A Secured debentures the collateral will consist of certain amount certain amount of shares of the Company’s subsidiaries: Matrix, Magic and Sapiens (See Note 19a).

On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS 150 million par value of Series A Secured Debentures at a price of NIS 1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS 155.2 million (approximately $45.6 million), excluding issuance costs of $0.2 million. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239.5 million (approximately $69.1 million). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula’s September 2015 public offering.

(ii)	Formula’s Series B Convertible Debentures (NIS125 million par value)

Formula’s Series B Convertible Debentures were issued at a purchase price equal to 102% of their par value and bear fixed annual interest at a rate of 2.74% (which may vary based on the credit rating of the debentures), and is payable in one installment of principle and interest upon maturity of the debentures on March 26, 2019 (at which time the accrued interest will constitute 10% of the principal amount of Formula’s Series B Convertible Debentures, in the aggregate). The proceeds of the offering, before early commitment commission valued at $131 with respect to the units for which the qualified investors committed to subscribe, and issuance costs of $236 amounted to NIS 127,500 (approximately $32,785). The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019. Formula may not redeem the Series B Convertible Debentures or any part thereof at its discretion.

Formula’s Series B Convertible Debentures are convertible, at the election of each holder, into Formula’s ordinary shares, from the date of issuance and until March 10, 2019, at conversion price of, as of the date of the issuance, NIS 157 par value of Convertible Debentures per one share, adjusted for events that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2017, the adjusted conversion price to one share is NIS 150.27542 par value following cash dividend distributions.

In compliance with IAS 32, the Group identified and separated an equity component contained in Formula’s Series B Convertible Debentures, valued at $1,248. Debt discount and issuance costs (approximately $367) were allocated to the Formula’s Series B Convertible Debentures discount and are amortized as financial expenses over the term of these debentures due in 2019. Formula may not redeem the Series B Convertible Debentures or any part thereof at its discretion.

In accordance with the indenture for the Series A Secured Debentures and Series B Convertible Debentures, Formula has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on the Company’s assets, or undergo an asset sale or other change that results in a fundamental change in the Company’s operations and to meet certain financial covenants (See Notes 19a and 19c(ii)).

Sapiens’ Series B Debentures

In September 2017, Sapiens issued its unsecured Series B Debentures in the aggregate principal amount of NIS 280 million (approximately $79.2 million), linked to US dollars, payable in eight equal annual payments on January 1 of each of the years 2019 through 2026. The outstanding principal amount of Sapiens’ Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens’ Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.

Sapiens’ Series B Debentures are listed for trading on the TASE. Sapiens’ Series B Debentures are unsecured and non-convertible. Sapiens’ Series B Debentures interest may be increased in the event that the debentures’ rating is downgraded below a certain level.

In accordance with the indenture for the Sapiens Series b Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it operates its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on the Company’s assets, or undergo an asset sale or other change that results in a fundamental change in the Company’s operations and to meet certain financial covenants (See Note 19c(iii)).